Fees Summary	Aug. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 219,979,453.14
Total Fee Amount	30,379.16
Total Offset Amount	0.00
Net Fee	$ 30,379.16
Offering Table N/A
Offset Table N/A	N/A